Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 4.69%
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15%	9-20-2023	$650,000	$ 660,302
Bank of the West Auto Trust Series 2018-1 Class C 144A	3.98	5-15-2024	1,100,000	1,137,742
Chesapeake Funding II LLC Series 2017-3A Class C 144A	2.78	8-15-2029	800,000	804,176
Chesapeake Funding II LLC Series 2017-3A Class D 144A	3.38	8-15-2029	120,000	120,917
Chesapeake Funding II LLC Series 2017-4A Class D 144A	3.26	11-15-2029	400,000	405,537
Hertz Fleet Lease Funding LP Series 2019-1 Class E 144A	4.62	1-10-2033	1,550,000	1,579,567
Hertz Vehicle Financing LLC Series 2015-3A Class B 144A	3.71	9-25-2021	750,000	751,290
SoFi Consumer Loan Program Trust Series 2018-1 Class C 144A	3.97	2-25-2027	700,000	719,625
SoFi Consumer Loan Program Trust Series 2018-4 Class D 144A	4.76	11-26-2027	300,000	310,123
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	313,224
Total Asset-backed securities (Cost $6,659,662)				6,802,503

	Shares
Common stocks: 0.21%
Energy: 0.21%
Oil, gas & consumable fuels: 0.21%
Denbury Incorporated †	11,918	$ 306,173
Total Common stocks (Cost $388,252)		306,173

			Principal
Corporate bonds and notes: 34.66%
Communication services: 2.84%
Diversified telecommunication services: 0.06%
Frontier Communications	5.88%	10-15-2027	$30,000	$ 32,438
Level 3 Financing Incorporated	5.38	1-15-2024	60,000	60,468
				92,906
Media: 2.78%
Block Communications Incorporated	4.88	3-1-2028	150,000	154,500
Cablevision Lightpath LLC	5.63	9-15-2028	100,000	104,625
CCO Holdings LLC	4.50	8-15-2030	175,000	185,719
Consolidated Communications Holdings Incorporated	6.50	10-1-2028	105,000	112,350
CSC Holdings LLC 144A	4.63	12-1-2030	200,000	208,750
CSC Holdings LLC 144A	6.50	2-1-2029	450,000	508,073
Diamond Sports Group LLC	5.38	8-15-2026	200,000	162,500
Diamond Sports Group LLC 144A	6.63	8-15-2027	200,000	121,000
Gray Television Incorporated	4.75	10-15-2030	150,000	152,250
Lamar Media Corporation	4.00	2-15-2030	200,000	207,500
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	150,000	160,688
See accompanying consolidated notes to portfolio of investments

Wells Fargo Income Plus Fund  |  1

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal	Value
Media (continued)
Nexstar Broadcasting Incorporated 144A	4.75%	11-1-2028	$160,000	$ 167,400
Nielsen Finance LLC 144A	5.88	10-1-2030	275,000	311,094
Outfront Media Capital Corporation 144A	4.63	3-15-2030	175,000	178,874
QVC Incorporated	4.75	2-15-2027	250,000	268,125
Salem Media Group Incorporated 144A	6.75	6-1-2024	175,000	159,250
Scripps Escrow Incorporated 144A	5.88	7-15-2027	125,000	130,588
Scripps Escrow Incorporated	3.88	1-15-2029	30,000	31,275
Scripps Escrow Incorporated	5.38	1-15-2031	545,000	573,125
Townsquare Media Incorporated %%	6.88	2-1-2026	130,000	136,292
				4,033,978
Consumer discretionary: 5.08%
Auto components: 0.74%
Adient Global Holdings 144A	3.50	8-15-2024	515,000	626,004
Allison Transmission Incorporated 144A	4.75	10-1-2027	225,000	235,688
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	200,000	214,500
				1,076,192
Automobiles: 0.43%
Ford Motor Company	4.75	1-15-2043	160,000	163,200
Ford Motor Company	7.45	7-16-2031	80,000	102,600
Ford Motor Company	9.00	4-22-2025	260,000	319,501
Ford Motor Company	9.63	4-22-2030	25,000	35,281
				620,582
Diversified consumer services: 0.20%
Carriage Services Incorporated 144A	6.63	6-1-2026	275,000	293,906
Hotels, restaurants & leisure: 1.96%
Carnival Corporation	7.63	3-1-2026	485,000	528,403
Carnival Corporation	11.50	4-1-2023	200,000	231,264
Cinemark USA Incorporated	4.88	6-1-2023	500,000	475,000
Cinemark USA Incorporated	5.13	12-15-2022	250,000	245,000
NCL Corporation	5.88	3-15-2026	30,000	31,613
NCL Corporation 144A	12.25	5-15-2024	400,000	480,000
Royal Caribbean Cruises	4.25	6-15-2023	250,000	332,311
Royal Caribbean Cruises 144A	9.13	6-15-2023	200,000	217,000
Royal Caribbean Cruises	10.88	6-1-2023	250,000	284,470
Yum! Brands Incorporated	7.75	4-1-2025	25,000	27,688
				2,852,749
Multiline retail: 0.41%
Kohl's Corporation	9.50	5-15-2025	75,000	97,266
Nordstrom Incorporated	5.00	1-15-2044	525,000	490,977
				588,243
Specialty retail: 0.60%
Asbury Automotive Group	4.75	3-1-2030	110,000	117,975
Lithia Motors Incorporated	4.63	12-15-2027	200,000	211,000
Macy's Retail Holdings Incorporated	3.88	1-15-2022	300,000	298,500
See accompanying consolidated notes to portfolio of investments

2  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal	Value
Specialty retail (continued)
Michaels Stores Incorporated	4.75%	10-1-2027	$25,000	$ 25,625
Sonic Automotive Incorporated	6.13	3-15-2027	200,000	210,750
				863,850
Textiles, apparel & luxury goods: 0.74%
Tapestry Incorporated	4.13	7-15-2027	1,000,000	1,079,263
Consumer staples: 0.46%
Food & staples retailing: 0.37%
Walgreens Boots Alliance	4.10	4-15-2050	500,000	530,260
Food products: 0.09%
CHS Incorporated	9.88	6-30-2023	130,000	136,663
Energy: 5.91%
Energy equipment & services: 0.70%
Era Group Incorporated «	7.75	12-15-2022	125,000	124,975
Hilcorp Energy Company 144A	5.75	10-1-2025	175,000	176,969
Oceaneering International Incorporated	6.00	2-1-2028	150,000	134,063
Pattern Energy Operations LP 144A	4.50	8-15-2028	300,000	316,500
USA Compression Partners LP	6.88	4-1-2026	250,000	261,250
				1,013,757
Oil, gas & consumable fuels: 5.21%
Antero Midstream GP LP	5.75	1-15-2028	165,000	158,433
Antero Resources Corporation	5.00	3-1-2025	260,000	247,000
Antero Resources Corporation 144A%%	8.38	7-15-2026	35,000	35,724
Apache Corporation	4.75	4-15-2043	100,000	103,687
Archrock Partners LP 144A	6.88	4-1-2027	300,000	322,875
Buckeye Partners LP	5.85	11-15-2043	100,000	98,250
Cheniere Energy Partners LP	4.50	10-1-2029	375,000	396,668
Cheniere Energy Partners LP	5.25	10-1-2025	100,000	102,625
Cheniere Energy Partners LP	5.63	10-1-2026	200,000	208,500
EnLink Midstream Partners LP	5.05	4-1-2045	175,000	139,125
EnLink Midstream Partners LP	5.45	6-1-2047	362,000	290,505
EnLink Midstream Partners LP 144A	5.63	1-15-2028	30,000	30,645
EQM Midstream Partners LP	6.50	7-1-2027	25,000	28,151
EQT Corporation	1.75	5-1-2026	750,000	882,564
Murphy Oil Corporation	5.75	8-15-2025	155,000	154,225
Murphy Oil Corporation	5.88	12-1-2027	200,000	197,000
Occidental Petroleum Corporation	4.63	6-15-2045	200,000	174,326
Occidental Petroleum Corporation	6.20	3-15-2040	50,000	49,625
Occidental Petroleum Corporation	6.45	9-15-2036	520,000	544,440
Occidental Petroleum Corporation	6.60	3-15-2046	25,000	25,375
ONEOK Incorporated	7.15	1-15-2051	500,000	690,841
Range Resources Corporation	9.25	2-1-2026	750,000	783,750
Rockies Express Pipeline LLC	6.88	4-15-2040	375,000	408,131
Southwestern Energy Company	7.75	10-1-2027	225,000	242,933
Sunoco Logistics Partner LP	5.40	10-1-2047	750,000	844,752
Tallgrass Energy Partners LP	5.50	9-15-2024	149,000	151,608
Western Midstream Operating LP	5.05	2-1-2030	50,000	55,625
Western Midstream Operating LP	5.30	3-1-2048	175,000	173,418
Western Midstream Operating LP	6.25	2-1-2050	25,000	27,500
				7,568,301
See accompanying consolidated notes to portfolio of investments

Wells Fargo Income Plus Fund  |  3

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal	Value
Financials: 8.42%
Banks: 1.82%
Bank of America Corporation (3 Month LIBOR+4.55%) ±	6.30%	12-29-2049	$265,000	$ 309,388
Deutsche Bank AG	4.88	12-1-2032	500,000	523,200
JPMorgan Chase & Company (U.S. SOFR+3.13%) ʊ±	4.60	2-1-2025	500,000	516,250
JPMorgan Chase & Company (3 Month LIBOR+3.25%) ±	5.15	12-29-2049	350,000	361,382
JPMorgan Chase & Company (3 Month LIBOR+3.30%) ±	6.00	12-31-2049	100,000	106,000
PNC Financial Services (3 Month LIBOR+3.30%) ±	5.00	12-29-2049	250,000	273,125
Truist Financial Corporation (5 Year Treasury Constant Maturity+4.61%) ʊ±	4.95	9-1-2025	500,000	550,005
				2,639,350
Capital markets: 0.71%
Bank of NY Mellon Corporation (5 Year Treasury Constant Maturity+4.36%) ʊ±	4.70	9-20-2025	185,000	204,018
Charles Schwab Corporation (5 Year Treasury Constant Maturity+4.97%) ʊ±	5.38	6-1-2025	750,000	835,313
				1,039,331
Consumer finance: 0.92%
Ford Motor Credit Company LLC	4.39	1-8-2026	175,000	183,694
Ford Motor Credit Company LLC	5.11	5-3-2029	275,000	306,268
Ford Motor Credit Company LLC	5.13	6-16-2025	25,000	27,183
General Motors Financial Company (5 Year Treasury Constant Maturity+5.00%) ʊ±	5.70	9-30-2030	500,000	551,250
Springleaf Finance Corporation	6.63	1-15-2028	225,000	267,188
				1,335,583
Diversified financial services: 1.17%
Aviation Capital Group Corporation 144A	5.50	12-15-2024	500,000	553,440
LPL Holdings Incorporated 144A	4.63	11-15-2027	125,000	129,375
LPL Holdings Incorporated	5.75	9-15-2025	200,000	206,884
Mileage Plus Holdings LLC	6.50	6-20-2027	750,000	806,250
				1,695,949
Insurance: 3.63%
AmWINS Group Incorporated	7.75	7-1-2026	145,000	155,716
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	279,828
HUB International Limited 144A	7.00	5-1-2026	75,000	78,434
Lincoln National Corporation	7.00	6-15-2040	855,000	1,306,631
Markel Corporation (5 Year Treasury Constant Maturity+5.66%) ʊ±	6.00	6-1-2025	1,000,000	1,106,250
MetLife Incorporated	6.40	12-15-2066	200,000	258,417
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	130,000	140,081
Prudential Financial Incorporated (5 Year Treasury Constant Maturity+3.04%) ±	3.70	10-1-2050	270,000	285,601
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,000,000	1,577,805
USI Incorporated 144A	6.88	5-1-2025	75,000	76,875
				5,265,638
See accompanying consolidated notes to portfolio of investments

4  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal	Value
Thrifts & mortgage finance: 0.17%
Ladder Capital Finance Holdings LP 144A	4.25%	2-1-2027	$25,000	$ 24,563
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	25,000	25,125
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	200,000	199,500
				249,188
Health care: 2.03%
Health care equipment & supplies: 0.06%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	75,000	79,233
Health care providers & services: 1.46%
AdaptHealth LLC %%	4.63	8-1-2029	45,000	46,238
Community Health Systems Incorporated 144A	6.63	2-15-2025	250,000	263,120
Highmark Incorporated 144A	6.13	5-15-2041	850,000	1,067,188
MPT Operating Partnership LP	4.63	8-1-2029	250,000	268,750
Select Medical Corporation 144A	6.25	8-15-2026	125,000	134,615
Tenet Healthcare Corporation	5.13	5-1-2025	125,000	127,436
Tenet Healthcare Corporation	7.00	8-1-2025	100,000	103,365
Vizient Incorporated 144A	6.25	5-15-2027	105,000	112,875
				2,123,587
Health care technology: 0.19%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	275,000	280,500
Pharmaceuticals: 0.32%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	25,000	25,764
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	50,000	51,815
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	225,000	231,899
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	125,000	135,781
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	25,000	25,719
				470,978
Industrials: 4.46%
Aerospace & defense: 1.47%
Boeing Company	5.15	5-1-2030	1,000,000	1,210,170
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	150,000	153,000
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	50,000	50,329
Signature Aviation US Holdings Incorporated 144A	5.38	5-1-2026	34,000	34,850
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	350,000	346,063
TransDigm Incorporated	6.25	3-15-2026	320,000	340,800
				2,135,212
Airlines: 1.36%
Alaska Airlines 144A	4.80	2-15-2029	185,000	203,743
Delta Air Lines 144A	4.50	10-20-2025	400,000	427,478
Delta Air Lines 144A	4.75	10-20-2028	150,000	163,666
Delta Air Lines Incorporated	2.00	12-10-2029	776,082	774,128
Delta Air Lines Incorporated	3.75	10-28-2029	125,000	121,097
United Air Lines	5.88	4-15-2029	270,000	291,665
				1,981,777
See accompanying consolidated notes to portfolio of investments

Wells Fargo Income Plus Fund  |  5

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal	Value
Commercial services & supplies: 0.34%
IAA Spinco Incorporated 144A	5.50%	6-15-2027	$200,000	$ 212,000
KAR Auction Services Incorporated 144A	5.13	6-1-2025	275,000	282,983
				494,983
Industrial conglomerates: 0.64%
General Electric Company (3 Month LIBOR+3.33%) ±	5.00	12-29-2049	1,000,000	927,260
Machinery: 0.19%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	150,000	162,000
Trimas Corporation 144A	4.88	10-15-2025	110,000	112,750
				274,750
Road & rail: 0.06%
Uber Technologies Incorporated 144A	8.00	11-1-2026	75,000	81,656
Trading companies & distributors: 0.30%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	414,000	432,676
Transportation infrastructure: 0.10%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	149,917
Information technology: 1.35%
Communications equipment: 0.17%
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	225,000	240,188
IT services: 0.18%
Cardtronics Incorporated 144A«	5.50	5-1-2025	250,000	258,438
Software: 0.89%
Fair Isaac Corporation 144A	4.00	6-15-2028	150,000	157,875
Fair Isaac Corporation 144A	5.25	5-15-2026	50,000	56,875
IQVIA Incorporated	5.00	5-15-2027	200,000	212,605
Logan Merger Sub Incorporated	5.50	9-1-2027	300,000	314,250
MPH Acquisition Holdings Company 144A	5.75	11-1-2028	220,000	215,050
NortonLifeLock Incorporated 144A	5.00	4-15-2025	150,000	153,000
SS&C Technologies Incorporated 144A	5.50	9-30-2027	175,000	186,904
				1,296,559
Technology hardware, storage & peripherals: 0.11%
NCR Corporation 144A	5.75	9-1-2027	150,000	159,375
Materials: 1.09%
Chemicals: 0.18%
Valvoline Incorporated 144A	4.25	2-15-2030	250,000	265,000
Containers & packaging: 0.34%
Crown Americas Capital Corporation VI	4.75	2-1-2026	200,000	207,500
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	75,000	76,125
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	200,000	210,164
				493,789
Metals & mining: 0.55%
Arches Buyer Incorporated 144A	4.25	6-1-2028	30,000	30,381
See accompanying consolidated notes to portfolio of investments

6  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal	Value
Metals & mining (continued)
Arches Buyer Incorporated	6.13%	12-1-2028	$80,000	$ 82,616
Cleveland Cliffs Incorporated	5.88	6-1-2027	275,000	280,396
Cleveland Cliffs Incorporated	9.88	10-17-2025	100,000	117,625
Freeport-McMoRan Incorporated	4.13	3-1-2028	100,000	104,875
Novelis Corporation 144A	5.88	9-30-2026	175,000	182,875
				798,768
Paper & forest products: 0.02%
Clearwater Paper Corporation 144A	5.38	2-1-2025	25,000	27,094
Real estate: 1.64%
Equity REITs: 1.64%
CoreCivic Incorporated	4.63	5-1-2023	225,000	216,563
GLP Capital LP	4.00	1-15-2031	1,000,000	1,091,220
Service Properties Trust Company	3.95	1-15-2028	50,000	48,313
Service Properties Trust Company	4.38	2-15-2030	50,000	48,750
Service Properties Trust Company	4.75	10-1-2026	25,000	24,688
Service Properties Trust Company	4.95	2-15-2027	75,000	75,375
Service Properties Trust Company	5.25	2-15-2026	50,000	50,250
Service Properties Trust Company	7.50	9-15-2025	10,000	11,521
Simon Property Group LP	3.80	7-15-2050	120,000	133,637
The Geo Group Incorporated	5.13	4-1-2023	150,000	135,563
WEA Finance LLC 144A	4.75	9-17-2044	500,000	539,999
				2,375,879
Utilities: 1.38%
Electric utilities: 1.05%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	275,000	307,799
Oglethorpe Power Corporation 144A	3.75	8-1-2050	190,000	203,818
Oglethorpe Power Corporation	4.25	4-1-2046	400,000	424,287
PG&E Corporation	5.00	7-1-2028	25,000	26,625
PG&E Corporation	5.25	7-1-2030	25,000	27,500
The Southern Company (5 Year Treasury Constant Maturity+3.73%) ±	4.00	1-15-2051	500,000	529,537
				1,519,566
Independent power & renewable electricity producers: 0.33%
NSG Holdings LLC 144A	7.75	12-15-2025	61,622	65,320
TerraForm Power Operating LLC 144A	4.75	1-15-2030	100,000	107,000
TerraForm Power Operating LLC 144A	5.00	1-31-2028	275,000	309,004
				481,324
Total Corporate bonds and notes (Cost $45,843,221)				50,324,198

	Shares
Exchange-traded funds: 7.65%
Invesco Taxable Municipal Bond ETF «	30,600	$ 1,025,100
iShares Broad USD High Yield Corporate Bond ETF «	12,750	526,065
SPDR Bloomberg Barclays High Yield Bond ETF	13,708	1,493,350
See accompanying consolidated notes to portfolio of investments

Wells Fargo Income Plus Fund  |  7

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Shares	Value

VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF			89,600	$ 2,980,992
Xtrackers USD High Yield Corporate Bond ETF			101,500	5,084,135
Total Exchange-traded funds (Cost $9,998,753)				11,109,642

			Principal
Foreign corporate bonds and notes: 11.79%
Communication services: 0.68%
Media: 0.68%
Tele Columbus AG 144A	3.88%	5-2-2025	EUR	510,000	$ 624,162
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	300,000	368,236
Consumer discretionary: 1.76%
Auto components: 0.63%
HP Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	800,000	909,641
Automobiles: 0.45%
Peugeot SA Company	2.00	3-20-2025	EUR	500,000	648,960
Diversified consumer services: 0.34%
Intertrust Group BV 144A	3.38	11-15-2025	EUR	400,000	498,321
Hotels, restaurants & leisure: 0.34%
Accor SA	1.25	1-25-2024	EUR	400,000	500,266
					2,557,188
Consumer staples: 2.58%
Food & staples retailing: 0.60%
Casino Guichard Perracho SA	3.58	2-7-2025	EUR	400,000	439,794
Tasty Bondco 1 SA 144A	6.25	5-15-2026	EUR	400,000	434,907
Food products: 0.76%
Danone SA ʊ	1.75	3-27-2023	EUR	400,000	501,268
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	500,000	601,663
Household products: 0.53%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	400,000	505,641
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	200,000	254,103
Tobacco: 0.69%
BAT International Finance plc	2.25	1-16-2030	EUR	750,000	1,005,030
					3,742,406
Energy: 0.81%
Oil, gas & consumable fuels: 0.81%
Eni SpA	1.13	9-19-2028	EUR	800,000	1,045,457
Total SA	3.88	12-29-2049	EUR	100,000	127,815
Financials: 3.14%
Banks: 1.94%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	263,339
Bankia SA ʊ	6.00	7-18-2022	EUR	600,000	756,629
Caixa Geral de Depositos SA	5.75	6-28-2028	EUR	400,000	535,177
See accompanying consolidated notes to portfolio of investments

8  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal		Value
Banks (continued)
Caixa Geral de Depositos SA ʊ	10.75%	3-30-2022	EUR	400,000	$ 536,609
Permanent TSB Group	2.13	9-26-2024	EUR	600,000	730,394
Capital markets: 0.44%
International Finance Corporation	6.30	11-25-2024	INR	45,000,000	635,146
Diversified financial services: 0.43%
LKQ European Holdings BV Company 144A	3.63	4-1-2026	EUR	500,000	623,042
Thrifts & mortgage finance: 0.33%
Deutsche Pfandbriefbank AG	2.88	6-28-2027	EUR	400,000	487,112
					4,567,448
Health care: 0.72%
Pharmaceuticals: 0.72%
Takeda Pharmaceutical Company Limited	2.00	7-9-2040	EUR	750,000	1,040,113
Industrials: 0.99%
Commercial services & supplies: 0.73%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	450,000	545,619
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	512,408
Road & rail: 0.26%
Europcar Groupe SA 144A	4.13	11-15-2024	EUR	500,000	377,001
					1,435,028
Real estate: 0.76%
Equity REITs: 0.31%
Unibail Rodamco SE ʊ	2.13	7-25-2023	EUR	400,000	458,119
Real estate management & development: 0.45%
Akelius Residential Property AB	3.88	10-5-2078	EUR	500,000	647,475
					1,105,594
Utilities: 0.35%
Multi-utilities: 0.35%
EP Infrastructure AS	1.66	4-26-2024	EUR	400,000	503,972
Total Foreign corporate bonds and notes (Cost $15,704,269)					17,117,419
Foreign government bonds: 5.14%
Brazil	2.00	1-1-2024	BRL	7,000,000	1,153,535
Brazil	10.00	1-1-2023	BRL	2,765,000	587,687
Colombia	7.00	5-4-2022	COP	2,000,000,000	621,957
Indonesia	6.50	6-15-2025	IDR	13,500,000,000	1,012,164
Malaysia	3.96	9-15-2025	MYR	2,300,000	618,144
Mexico	6.50	6-9-2022	MXN	13,260,000	686,019
Mexico	6.50	6-9-2022	MXN	7,600,000	393,193
Republic of South Africa	6.75	3-31-2021	ZAR	5,500,000	376,230
Republic of South Africa	8.75	2-28-2048	ZAR	9,100,000	509,281
Romania	3.40	3-8-2022	RON	1,500,000	380,512
See accompanying consolidated notes to portfolio of investments

Wells Fargo Income Plus Fund  |  9

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal		Value
Foreign government bonds (continued)
Russia	6.50%	2-28-2024	RUB	35,000,000	$ 495,492
Russia	7.00	12-15-2021	RUB	45,000,000	624,335
Total Foreign government bonds (Cost $7,473,172)					7,458,549
Loans: 2.30%
Communication services: 0.45%
Media: 0.45%
Charter Communications Operating LLC (1 Month LIBOR+1.75%) ±	1.91	4-30-2025		$488,665	486,495
Gray Television Incorporated (1 Month LIBOR+2.50%) ±	2.66	1-2-2026		84,964	84,291
Nexstar Broadcasting Incorporated (1 Month LIBOR+2.25%) ±	2.41	1-17-2024		82,697	81,857
					652,643
Consumer discretionary: 0.20%
Distributors: 0.20%
Spin Holdco Incorporated (3 Month LIBOR+3.25%) ±	4.25	11-14-2022		295,642	293,702
Financials: 0.62%
Capital markets: 0.25%
Nexus Buyer LLC (1 Month LIBOR+3.75%) ±	3.91	11-9-2026		198,500	196,847
VFH Parent LLC (1 Month LIBOR+3.00%) ±	3.16	3-1-2026		168,864	168,407
					365,254
Diversified financial services: 0.33%
Intelsat Jackson Holdings SA (PRIME+4.75%) ±	8.00	11-27-2023		140,332	142,086
Mileage Plus Holdings LLC (3 Month LIBOR+5.25%) ±	6.50	6-25-2027		325,000	337,799
					479,885
Insurance: 0.04%
HUB International Limited (3 Month LIBOR+4.00%) ±	5.00	4-25-2025		24,750	24,789
USI Incorporated (3 Month LIBOR+4.00%) ±	4.31	12-2-2026		24,750	24,673
					49,462
Health care: 0.18%
Pharmaceuticals: 0.18%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR+3.00%) ±	3.18	6-2-2025		263,364	262,213
Industrials: 0.11%
Commercial services & supplies: 0.01%
KAR Auction Services Incorporated (1 Month LIBOR+2.25%) ±	2.44	9-19-2026		22,543	22,149
Machinery: 0.10%
Columbus McKinnon Corporation (3 Month LIBOR+2.50%) ‡±	3.50	1-31-2024		146,100	145,735
See accompanying consolidated notes to portfolio of investments

10  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal	Value
Information technology: 0.43%
Electronic equipment, instruments & components: 0.40%
Dell International LLC (1 Month LIBOR+2.00%)	2.75%	9-19-2025	$572,952	$ 573,021
Software: 0.03%
Emerald Topco Incorporated (3 Month LIBOR+3.50%) ±	3.76	7-24-2026	49,375	48,696
Materials: 0.31%
Containers & packaging: 0.14%
RING Container Technologies (1 Month LIBOR+2.75%) ±	2.91	10-31-2024	198,822	195,839
Paper & forest products: 0.17%
Vertical U.S. Newco Incorporated (6 Month LIBOR+4.25%) ±%%	3.00	7-30-2027	249,751	250,598
Total Loans (Cost $3,349,253)				3,339,197
Municipal obligations: 0.26%
Illinois: 0.06%
GO revenue: 0.06%
Chicago IL Refunding Bonds Taxable Project Series E	6.05	1-1-2029	90,000	93,639
Kansas: 0.06%
Health revenue: 0.06%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	80,000	79,997
Maryland: 0.07%
Education revenue: 0.07%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	100,000	100,226
Pennsylvania: 0.07%
Health revenue: 0.07%
Quakertown PA General Authority U.S. Department of Agriculture Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	100,000	99,894
Total Municipal obligations (Cost $363,615)				373,756
Non-agency mortgage-backed securities: 17.19%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	700,000	727,532
ALM Loan Funding Series 2016-18A Class A2R 144A±±	1.89	1-15-2028	600,000	600,001
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	343,401	352,073
Arroyo Mortgage Trust Series 2019-2 Class A2 144A±±	3.50	4-25-2049	977,390	1,010,227
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.47	6-5-2030	150,000	82,783
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	1,300,000	1,315,045
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	705,000	720,193
See accompanying consolidated notes to portfolio of investments

Wells Fargo Income Plus Fund  |  11

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal	Value

BX Trust Series 2019-11 Class D 144A±±	4.08%	12-9-2041	$500,000	$ 519,952
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	457,091
CIFC Funding Limited Series 2018-1A Class B 144A±±	1.62	4-18-2031	1,000,000	987,201
CLI Funding LLC Series 2019-1A Class B 144A	4.64	5-18-2044	505,157	511,406
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,075,975	1,049,372
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	166,928	170,750
Consumer Lending Receivables LLC Series 2019-A Class A 144A	3.52	4-15-2026	130,616	131,167
Consumer Loan Underlying Bond Credit Trust Series 2018-P2 Class B 144A	4.10	10-15-2025	500,000	503,517
Deephaven Residential Mortgage Trust Series 2019-1A Class A2 144A±±	3.90	1-25-2059	583,798	589,030
Deephaven Residential Mortgage Trust Series 2019-3A Class B1 144A±±	4.26	7-25-2059	500,000	490,154
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	295,202	304,489
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	346,500	363,305
Ellington Financial Mortgage Trust Series 2019-1 Class M1 144A±±	3.59	6-25-2059	1,500,000	1,507,079
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	516,482	534,399
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.48	11-25-2023	400,000	423,151
FREMF Mortgage Trust Series 2020-KF76 Class B 144A±	2.90	1-25-2030	410,000	408,746
GS Mortgage Security Trust Series 2014-GC22 Class AS	4.11	6-10-2047	1,450,000	1,584,061
GS Mortgage Security Trust Series 2018-LUAU Class B 144A±±	1.56	11-15-2032	1,600,000	1,546,864
Harley Marine Financing LLC Barge Series 2018-1A Class A2 144A	5.68	5-15-2043	641,881	573,287
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	1,568,304	1,603,822
Marlette Funding Trust Series 2018-4A Class B 144A	4.21	12-15-2028	1,100,000	1,114,628
MP CLO VIII Limited Series 2015-2A Class AR 144A±±	1.13	10-28-2027	525,624	522,290
OneMain Financial Issuance Trust Series 2019-1A Class D 144A	4.22	2-14-2031	1,100,000	1,136,604
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	800,000	827,679
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	316,854
Store Master Funding LLC Series 2014-1A Class A2 144A	5.00	4-20-2044	96,708	101,457
See accompanying consolidated notes to portfolio of investments

12  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interestrate	Maturitydate	Principal	Value

Verus Securitization Trust Series 2019-3 Class A2 144A	2.94%	7-25-2059	$1,475,878	$ 1,505,447
Wingstop Funding LLC Series 2020-1A Class A2 144A¤	0.00	12-5-2050	360,000	367,297
Total Non-agency mortgage-backed securities (Cost $24,616,054)				24,958,953

	Expiration date	Shares
Rights: 0.00%
Utilities: 0.00%
Independent power & renewable electricity producers: 0.00%
Vistra Energy Corporation †	12-31-2046	6,516	$ 6,516

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 8.80%
Communication services: 0.14%
Diversified telecommunication services: 0.14%
Telesat Canada Incorporated 144A	6.50%	10-15-2027	$200,000	$ 209,000
Consumer discretionary: 0.36%
Internet & direct marketing retail: 0.36%
Prosus NV 144A	4.03	8-3-2050	500,000	523,022
Energy: 1.59%
Oil, gas & consumable fuels: 1.59%
Baytex Energy Corporation	5.63	6-1-2024	425,000	292,366
BP Capital Markets plc (5 Year Treasury Constant Maturity+4.40%) ʊ±	4.88	3-22-2030	325,000	362,603
Cenovus Energy Incorporated	5.38	7-15-2025	10,000	11,272
Comision Federal de Electricidad 144A	4.75	2-23-2027	250,000	283,750
Enbrige Incorporated (5 Year Treasury Constant Maturity+5.31%) ±	5.75	7-15-2080	1,000,000	1,125,273
Northriver Midstream Finance LP 144A	5.63	2-15-2026	220,000	227,216
				2,302,480
Financials: 6.26%
Banks: 3.83%
Banco de Bogota SA 144A	6.25	5-12-2026	400,000	461,504
Banco Internacional del Peru 144A	3.25	10-4-2026	525,000	555,849
Banistmo SA 144A	4.25	7-31-2027	315,000	338,417
Credit Agricole SA 144A±	8.13	12-29-2049	1,000,000	1,215,000
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	726,633
Itau Unibanco Holding SA 144A	3.25	1-24-2025	800,000	838,920
See accompanying consolidated notes to portfolio of investments

Wells Fargo Income Plus Fund  |  13

Consolidated portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Royal Bank Scotland Group plc (5 Year Treasury Constant Maturity+5.63%) ʊ±	6.00%	12-29-2025	$700,000	$ 766,759
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%) 144A±	5.46	6-30-2035	600,000	660,278
				5,563,360
Capital markets: 0.36%
Credit Suisse Group AG (5 Year Treasury Constant Maturity+4.89%) 144Aʊ±	5.25	2-11-2027	500,000	528,750
Insurance: 1.88%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	810,000	879,653
Fairfax Financial Holdings Limited	4.63	4-29-2030	1,000,000	1,118,343
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity+3.58%) 144A±	5.00	4-2-2049	400,000	465,606
Validus Holdings Limited	8.88	1-26-2040	160,000	264,484
				2,728,086
Thrifts & mortgage finance: 0.19%
Nationwide Building Society 144A	4.13	10-18-2032	250,000	273,301
Health care: 0.33%
Pharmaceuticals: 0.33%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	100,000	104,750
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	175,000	155,750
Teva Pharmaceutical Finance Netherlands III BV «	6.75	3-1-2028	200,000	226,250
				486,750
Industrials: 0.10%
Commercial services & supplies: 0.10%
GFL Environmental Incorporated 144A	3.50	9-1-2028	140,000	142,829
Materials: 0.02%
Containers & packaging: 0.02%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	25,000	26,375
Total Yankee corporate bonds and notes (Cost $11,930,762)				12,783,953
Yankee government bonds: 2.47%
Commonwealth of Bahamas	6.00	11-21-2028	200,000	192,000
Dominican Republic 144A	4.50	1-30-2030	200,000	217,250
Dominican Republic 144A	4.88	9-23-2032	200,000	221,250
Mongolia Government	5.63	5-1-2023	200,000	210,000
Provincia de Cordoba 144A	7.13	6-10-2021	250,000	166,253
Provincia de Cordoba 144A	7.13	8-1-2027	550,000	338,256
Provincia de Santa Fe	7.00	3-23-2023	350,000	272,129
Republic of Angola	9.50	11-12-2025	400,000	414,145
Republic of Rwanda	6.63	5-2-2023	200,000	211,240
Republic of Sri Lanka	5.75	1-18-2022	200,000	154,862
Saudi Arabia 144A	4.50	4-22-2060	200,000	250,790
United Mexican States	5.00	4-27-2051	750,000	933,750
Total Yankee government bonds (Cost $3,665,311)				3,581,925
See accompanying consolidated notes to portfolio of investments

14  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.75%
Investment companies: 4.75%
Securities Lending Cash Investments LLC ♠∩∞		0.16%	525,572	$ 525,572
Wells Fargo Government Money Market Fund Select Class ♠∞##**		0.03	6,369,383	6,369,383
Total Short-term investments (Cost $6,894,955)				6,894,955
Total investments in securities (Cost $136,894,033)	99.91%			145,057,739
Other assets and liabilities, net	0.09			135,505
Total net assets	100.00%			$145,193,244

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
‡	Security is valued using significant unobservable inputs.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
National	National Public Finance Guarantee Corporation
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
See accompanying consolidated notes to portfolio of investments

Wells Fargo Income Plus Fund  |  15

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$4,723,600	$31,014,329	$(35,212,357)	$0	$0	$525,572		525,572	$464#
Wells Fargo Government Money Market Fund Select Class**	6,620,735	19,986,048	(20,237,400)	0	0	6,369,383		6,369,383	481
				$0	$0	$6,894,955	4.75%		$945

#	Amount shown represents income before fees and rebates.
**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	9	3-31-2021	$1,133,098	$1,135,477	$2,379	$0
10-Year Ultra Futures	35	3-22-2021	5,493,969	5,472,578	0	(21,391)
Short
Euro-Bund Futures	(82)	3-8-2021	(17,721,873)	(17,795,141)	0	(73,268)
10-Year U.S. Treasury Notes	(58)	3-22-2021	(7,995,199)	(8,008,531)	0	(13,332)
U.S. Ultra Bond	(17)	3-22-2021	(3,667,184)	(3,630,563)	36,621	0
					$39,000	$(107,991)
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
94,250,000 JPY	900,633 USD	Citibank	1-8-2021	$12,194	$0
307,706,653 JPY	2,950,000 USD	Citibank	1-8-2021	30,189	0
3,385,000 BRL	629,416 USD	Morgan Stanley	1-8-2021	22,321	0
2,150,000,000 COP	627,961 USD	Morgan Stanley	1-8-2021	1,522	0
7,950,000,000 IDR	560,194 USD	Morgan Stanley	1-8-2021	5,485	0
621,934 USD	3,385,000 BRL	Morgan Stanley	1-8-2021	0	(29,803)
529,975 USD	7,950,000,000 IDR	Morgan Stanley	1-8-2021	0	(35,704)
560,458 USD	2,150,000,000 COP	Morgan Stanley	1-8-2021	0	(69,025)
450,633 USD	47,027,112 JPY	Citibank	1-8-2021	0	(4,833)
3,429,806 USD	354,929,541 JPY	Citibank	1-8-2021	0	(7,744)
37,500,000 RUB	512,443 USD	Morgan Stanley	1-15-2021	0	(5,501)
486,547 USD	37,500,000 RUB	Morgan Stanley	1-15-2021	0	(20,395)
354,929,541 JPY	3,433,110 USD	Citibank	3-31-2021	7,782	0
1,072,113 USD	21,410,000 MXN	Citibank	3-31-2021	6,624	0
846,729 USD	12,795,000 ZAR	Citibank	3-31-2021	0	(14,574)
16,259,835 USD	13,400,000 EUR	Citibank	3-31-2021	0	(141,991)
1,349,645 USD	1,100,000 EUR	Citibank	3-31-2021	3,226	0
See accompanying consolidated notes to portfolio of investments

16  |  Wells Fargo Income Plus Fund

Consolidated portfolio of investments—December 31, 2020 (unaudited)
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
625,182 USD	2,150,000,000 COP	Morgan Stanley	4-9-2021	$0	$(2,503)
553,718 USD	7,950,000,000 IDR	Morgan Stanley	4-9-2021	0	(7,099)
507,897 USD	37,500,000 RUB	Morgan Stanley	4-9-2021	5,406	0
				$94,749	$(339,172)
Centrally Cleared Credit Default Swaps
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit iTraxx Europe Subordinated Financial Index*	5.00%	Quarterly	6-20-2025	4,000,000	EUR	$4,902	$(314,408)	$319,310	$0
Markit iTraxx Europe Crossover Index*	1.00%	Quarterly	6-20-2025	2,880,030	EUR	398,151	(34,400)	432,551	0
Markit CDX North American High Yield Index *	5.00%	Quarterly	12-20-2025	4,000,000	EUR	(28,045)	(38,304)	10,259	0
							$(387,112)	$762,120	$0

*	Represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments

Wells Fargo Income Plus Fund  |  17

Notes to portfolio of investments—December 31, 2020 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund's Valuation Procedures.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time

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Notes to portfolio of investments—December 31, 2020 (unaudited)
each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

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Notes to portfolio of investments—December 31, 2020 (unaudited)
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the [Fund/Portfolio] will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the FundFund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the [Fund/Portfolio] could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—December 31, 2020 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$6,802,503	$0	$6,802,503
Common stocks
Energy	306,173	0	0	306,173
Corporate bonds and notes	0	50,324,198	0	50,324,198
Exchange-traded funds	11,109,642	0	0	11,109,642
Foreign corporate bonds and notes	0	17,117,419	0	17,117,419
Foreign government bonds	0	7,458,549	0	7,458,549
Loans	0	3,193,462	145,735	3,339,197
Municipal obligations	0	373,756	0	373,756
Non-agency mortgage-backed securities	0	24,958,953	0	24,958,953
Rights	0	6,516	0	6,516
Yankee corporate bonds and notes	0	12,783,953	0	12,783,953
Yankee government bonds	0	3,581,925	0	3,581,925
Short-term investments
Investment companies	6,894,955	0	0	6,894,955
	18,310,770	126,601,234	145,735	145,057,739
Futures contracts	39,000	0	0	39,000
Forward foreign currency contracts	0	94,749	0	94,749
Swaps	0	762,120	0	762,120
Total assets	$18,349,770	$127,458,103	$145,735	$145,953,608
Liabilities
Forward foreign currency contracts	$0	$339,172	$0	$339,172
Futures contracts	107,991	0	0	107,991
Total liabilities	$107,991	$339,172	$0	$447,163
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

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